Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
LEASES
Rent expense amounted to $80 million in 2012, $90 million in 2011 and $92 million in 2010.
Our obligations under noncancelable capital leases were not material as of December 31, 2012 and 2011.
Future minimum rental commitments as of December 31, 2012 under other noncancelable lease agreements are as follows (in millions):

2013	$69
2014	50
2015	40
2016	33
2017	23
Thereafter	44

$259